CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 816,779,973	$ 752,747,586	$ 406,057,906
Restricted cash	79,602,299	38,035,171	72,005,449
Investment in securities		295,715	4,034,296
Inventories	249,778,729	79,126,066	81,153,759
Project assets	8,860,635	34,979,030	1,938,519
Accounts receivable, net of allowance for doubtful accounts of $13,859,407, $19,295,063 and $45,438,767 as of December 31, 2009, 2010 and 2011, respectively	466,537,084	377,317,525	287,950,162
Current portion of advances to suppliers, net of allowance of $5,980,338, $6,143,783 and $15,600,496 as of December 31, 2009, 2010 and 2011, respectively	63,492,494	81,230,496	41,303,271
Deferred tax assets	10,466,825	10,258,325	5,543,246
Prepaid expenses and other current assets	73,203,526	41,149,147	27,530,847
Total current assets	1,768,721,565	1,415,139,061	927,517,455
Advances to suppliers	120,144,449	93,248,404	105,188,020
Property, plant and equipment, net	919,726,634	571,466,625	476,857,803
Prepaid land use right	42,848,081	37,047,547	27,422,386
Deferred tax assets	19,038,544	14,667,435	9,926,063
Other noncurrent assets	6,968,906	520,360	1,786,358
TOTAL ASSETS	2,877,448,179	2,132,089,432	1,548,698,085
Current liabilities:
Short-term borrowings and current portion of long-term bank borrowings	389,472,291	158,652,178	267,427,776
Accounts payable	472,091,736	188,000,260	186,535,492
Amount due to related parties	6,748,353	668,983
Income tax payable	4,502,285	34,156,619	12,873,979
Accrued expenses and other current liabilities	134,620,653	82,328,955	48,564,078
Convertible notes		136,262,524
Total current liabilities	1,007,435,318	600,069,519	515,401,325
Long-term bank borrowings	520,150,533	299,977,412	182,516,037
Convertible notes	127,756,000		133,035,624
Accrued warranty costs	58,810,186	38,710,874	21,023,381
Other noncurrent liabilities	17,970,893	19,684,535	17,409,664
Total liabilities	1,732,122,930	958,442,340	869,386,031
Commitments and contingencies (Note 17)
Equity:
Ordinary shares ($0.00001 par value; 73,000,000,000 shares authorized, 3,486,901,296, 3,964,085,354 and 3,982,271,362 shares issued and outstanding as of December 31, 2009, 2010 and 2011, respectively)	39,823	39,641	34,869
Additional paid-in capital	650,944,164	642,829,691	459,519,178
Retained earnings	481,950,538	519,770,631	208,317,651
Accumulated other comprehensive income	12,190,872	11,007,129	11,440,356
Total Trina Solar Limited shareholders' equity	1,145,125,397	1,173,647,092	679,312,054
Noncontrolling interest	199,852
Total Equity	1,145,325,249	1,173,647,092	679,312,054
TOTAL LIABILITIES AND EQUITY	$ 2,877,448,179	$ 2,132,089,432	$ 1,548,698,085